Financial Instruments And Risk Management (Schedule Of Financial Assets And Financial Liabilities That Are Measured At Fair Value On A Recurring Basis) (Details) (EUR €)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Assets		€ 14
Derivative financial instruments At fair value, Assets		1,743
Derivative financial instruments At carrying value, Liabilities total	1,764	23,875
Derivative financial instruments At fair value, Liabilities total	40,461	23,875
Conversion options		23,875
Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative financial instruments At fair value, Liabilities total
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets		1,743
Derivative financial instruments At fair value, Liabilities total	40,461	23,875
Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative financial instruments At fair value, Liabilities
Derivative financial instruments At fair value, Liabilities total
Derivative Financial Instruments Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Assets		14
Derivative financial instruments At fair value, Assets		1,743
Derivative Financial Instruments Assets [Member] | Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative Financial Instruments Assets [Member] | Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets		1,743
Derivative Financial Instruments Assets [Member] | Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets
Derivative Financial Instruments Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Liabilities	1,764
Derivative financial instruments At fair value, Liabilities	40,461
Conversion options At carrying value		23,875
Conversion options		23,875
Derivative Financial Instruments Liabilities [Member] | Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities
Conversion options
Derivative Financial Instruments Liabilities [Member] | Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities	40,461
Conversion options		23,875
Derivative Financial Instruments Liabilities [Member] | Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities
Conversion options